Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests–98.80%
Apartments–7.98%
AvalonBay Communities, Inc.	260,578	$43,409,689
Equity Residential	512,356	29,675,659
UDR, Inc.	1,841,265	70,833,465
		143,918,813
Data Centers–11.02%
CoreSite Realty Corp.	259,308	32,514,630
CyrusOne, Inc.	533,223	37,277,620
Digital Realty Trust, Inc.	282,356	38,047,471
Equinix, Inc.	102,798	71,731,416
QTS Realty Trust, Inc., Class A	324,277	19,265,297
		198,836,434
Diversified–1.59%
BGP Holdings PLC(b)(c)(d)	3,547,941	0
JBG SMITH Properties	54,511	1,675,668
VEREIT, Inc.	3,219,215	22,824,234
Vornado Realty Trust	107,622	4,187,572
		28,687,474
Free Standing–3.45%
Essential Properties Realty Trust, Inc.	1,053,641	21,641,786
National Retail Properties, Inc.	495,839	18,693,130
NETSTREIT Corp.	241,529	4,581,805
Realty Income Corp.	287,342	17,231,900
		62,148,621
Health Care–8.82%
Healthcare Realty Trust, Inc.	665,023	19,618,179
Healthcare Trust of America, Inc., Class A	1,180,561	30,730,003
Healthpeak Properties, Inc.	654,356	18,884,714
Omega Healthcare Investors, Inc.	975,346	34,351,686
Ventas, Inc.	241,144	11,553,209
Welltower, Inc.	698,939	44,019,178
		159,156,969
Industrial–11.48%
Duke Realty Corp.	1,515,018	57,661,585
Exeter Industrial Value Fund L.P.(b)(c)(d)(e)	4,185,000	280,533
Prologis, Inc.	904,117	90,456,906
Rexford Industrial Realty, Inc.	1,017,742	48,770,197
STAG Industrial, Inc.	330,502	9,842,349
		207,011,570
Infrastructure REITs–22.35%
American Tower Corp.	951,634	220,017,780
	Shares	Value
Infrastructure REITs– (continued)
Crown Castle International Corp.	756,401	$126,750,116
SBA Communications Corp., Class A	196,312	56,376,880
		403,144,776
Lodging Resorts–5.47%
Apple Hospitality REIT, Inc.	1,870,547	24,803,453
DiamondRock Hospitality Co.	680,995	5,121,083
Hilton Worldwide Holdings, Inc.	133,589	13,843,828
Host Hotels & Resorts, Inc.	1,410,213	19,785,288
Marriott International, Inc., Class A	117,781	14,942,876
RLJ Lodging Trust	395,925	4,881,755
Sunstone Hotel Investors, Inc.	1,416,325	14,871,413
Xenia Hotels & Resorts, Inc.	30,758	433,380
		98,683,076
Manufactured Homes–2.96%
Equity LifeStyle Properties, Inc.	316,058	18,517,838
Sun Communities, Inc.	250,469	34,815,191
		53,333,029
Office–6.33%
Alexandria Real Estate Equities, Inc.	287,620	47,092,022
Boston Properties, Inc.	460,055	45,158,999
Columbia Property Trust, Inc.	248,143	3,469,039
Highwoods Properties, Inc.	142,466	5,456,448
Kilroy Realty Corp.	213,488	13,056,926
		114,233,434
Self Storage–4.43%
CubeSmart	511,079	16,625,400
Extra Space Storage, Inc.	469,570	52,934,626
Life Storage, Inc.	93,708	10,281,642
		79,841,668
Shopping Centers–4.31%
Brixmor Property Group, Inc.	2,031,938	31,027,693
Regency Centers Corp.	615,074	28,035,073
Retail Opportunity Investments Corp.	930,247	12,074,606
SITE Centers Corp.	306,750	3,095,108
Urban Edge Properties	271,210	3,520,306
		77,752,786
Single Family Homes–3.77%
Invitation Homes, Inc.	2,381,765	68,070,844
Specialty–1.53%
Gaming and Leisure Properties, Inc.	239,407	9,944,967
VICI Properties, Inc.	695,283	17,583,707
		27,528,674
Timber REITs–3.31%
PotlatchDeltic Corp.	195,572	9,101,921

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Shares	Value
Timber REITs–(continued)
Weyerhaeuser Co.	1,745,256	$50,682,234
		59,784,155
Total Common Stocks & Other Equity Interests (Cost $1,437,711,079)		1,782,132,323
Money Market Funds–1.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(f)(g)	6,146,867	6,146,867
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(f)(g)	8,015,254	8,018,460
	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	7,024,991	$7,024,991
Total Money Market Funds (Cost $21,187,997)		21,190,318
TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $1,458,899,076)		1,803,322,641
OTHER ASSETS LESS LIABILITIES–0.02%		450,003
NET ASSETS–100.00%		$1,803,772,644
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $280,533, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,694,798	$146,739,921	$(147,287,852)	$-	$-	$6,146,867	$11,430
Invesco Liquid Assets Portfolio, Institutional Class	4,402,318	83,283,843	(79,670,095)	1,711	683	8,018,460	19,098
Invesco Treasury Portfolio, Institutional Class	7,651,197	115,124,783	(115,750,989)	-	-	7,024,991	6,577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,724,400	(1,724,400)	-	-	-	17*
Invesco Private Prime Fund	-	2,586,600	(2,586,600)	-	-	-	72*
Total	$18,748,313	$349,459,547	$(347,019,936)	$1,711	$683	$21,190,318	$37,194

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,781,851,790	$—	$280,533	$1,782,132,323
Money Market Funds	21,190,318	—	—	21,190,318
Total Investments	$1,803,042,108	$—	$280,533	$1,803,322,641
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Real Estate Fund